Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 935	$ 895
Provision for credit losses
Model changes		(25)
Originations	118	102
Maturities	(146)	(143)
Changes in risk, parameters and exposures	829	592
Write-offs	(545)	(600)
Recoveries	134	126
Exchange rate and other	(16)	(12)
Balance at end of period	1,309	935
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	272	242
Provision for credit losses
Model changes		23
Transfers to Stage 1	494	544
Transfers to Stage 2	(107)	(87)
Transfers to Stage 3	(3)	(2)
Originations	118	101
Maturities	(49)	(31)
Changes in risk, parameters and exposures	(245)	(517)
Exchange rate and other		(1)
Balance at end of period	480	272
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	520	512
Provision for credit losses
Model changes		(48)
Transfers to Stage 1	(487)	(537)
Transfers to Stage 2	109	88
Transfers to Stage 3	(64)	(142)
Originations		1
Maturities	(97)	(112)
Changes in risk, parameters and exposures	756	758
Exchange rate and other	(4)
Balance at end of period	733	520
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	143	141
Provision for credit losses
Transfers to Stage 1	(7)	(7)
Transfers to Stage 2	(2)	(1)
Transfers to Stage 3	67	144
Changes in risk, parameters and exposures	318	351
Write-offs	(545)	(600)
Recoveries	134	126
Exchange rate and other	(12)	(11)
Balance at end of period	$ 96	$ 143